Employee costs (Tables)	12 Months Ended
Dec. 31, 2024
Short-term employee benefits expense [abstract]
Summary of Employee Costs

	2024 £m	2023 £m	2022 £m
Wages and salaries	6,750	6,706	6,110
Social security costs	862	818	763
Pension and other post-employment costs, including augmentations (Note 31)	368	356	369
Cost of share-based incentive plans	347	321	314
Severance and other costs from integration and restructuring activities	432	272	137
	8,759	8,473	7,693

Summary of Cost of Share-based Incentive Plans	The cost of share-based incentive plans is analysed as follows:

	2024 £m	2023 £m	2022 £m
Share value plan	260	244	243
Performance share plan	67	58	55
Share option plans	6	5	4
Cash settled and other plans	14	14	12
	347	321	314

Disclosure of Average Monthly Number of Persons Employed by the Group (Including Directors)	The average number of persons employed by the Group (including Directors) during the year:

	2024 Number	2023 Number	2022 Number
Manufacturing	23,206	23,209	22,946
Selling, general and administration	33,503	34,446	34,642
Research and development	12,596	12,589	11,542
Total Continuing Operations	69,305	70,244	69,130

Discontinued Operations	–	–	21,292

Total	69,305	70,244	90,422

Summary of Compensation of the Directors and Senior Management	The compensation of the Directors and senior management (members of the GLT) in aggregate, was as follows:

	2024 £m	2023 £m	2022 £m
Wages and salaries	32	37	31
Social security costs	6	4	5
Pension and other post-employment costs	1	1	2
Cost of share-based incentive plans	38	32	28
	77	74	66